Annual Fund Operating Expenses	Aug. 28, 2025
Steward Covered Call Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Steward Covered Call Income Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.50%	[1]
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	0.13%	[2]
Net Expenses (as a percentage of Assets)	1.25%
Steward Covered Call Income Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.55%	[1]
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	0.18%	[2]
Net Expenses (as a percentage of Assets)	2.00%
Steward Covered Call Income Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[1]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	0.07%	[2]
Net Expenses (as a percentage of Assets)	1.00%
Steward Covered Call Income Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.57%	[1]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.20%	[2]
Net Expenses (as a percentage of Assets)	1.00%
Steward Equity Market Neutral Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.73%	[3]
Component2 Other Expenses	0.43%	[3]
Acquired Fund Fees and Expenses	0.03%	[3],[4]
Expenses (as a percentage of Assets)	2.44%
Steward Equity Market Neutral Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.74%	[3]
Component2 Other Expenses	0.48%	[3]
Acquired Fund Fees and Expenses	0.03%	[3],[4]
Expenses (as a percentage of Assets)	3.25%
Steward Equity Market Neutral Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.74%	[3]
Component2 Other Expenses	0.36%	[3]
Acquired Fund Fees and Expenses	0.03%	[3],[4]
Expenses (as a percentage of Assets)	2.13%
Steward Equity Market Neutral Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.74%	[3]
Component2 Other Expenses	0.48%	[3]
Acquired Fund Fees and Expenses	0.03%	[3],[4]
Expenses (as a percentage of Assets)	2.25%
Steward Global Equity Income Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.26%
Steward Global Equity Income Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	2.02%
Steward Global Equity Income Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.91%
Steward Global Equity Income Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.01%
Steward Values Enhanced International Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%	[5]
Expenses (as a percentage of Assets)	1.03%
Steward Values Enhanced International Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%	[5]
Expenses (as a percentage of Assets)	1.77%
Steward Values Enhanced International Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[5]
Expenses (as a percentage of Assets)	0.66%
Steward Values Enhanced International Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[5]
Expenses (as a percentage of Assets)	0.77%
Steward Large Cap Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Steward Large Cap Core Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%	[6]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	0.21%	[7]
Net Expenses (as a percentage of Assets)	1.00%
Steward Large Cap Core Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.42%	[6]
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	0.17%	[7]
Net Expenses (as a percentage of Assets)	1.75%
Steward Large Cap Core Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[6]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.10%	[7]
Net Expenses (as a percentage of Assets)	0.75%
Steward Large Cap Core Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%	[6]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.17%	[7]
Net Expenses (as a percentage of Assets)	0.75%
Steward Large Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Steward Large Cap Growth Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%	[8]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	0.17%	[9]
Net Expenses (as a percentage of Assets)	1.00%
Steward Large Cap Growth Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%	[8]
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	0.14%	[9]
Net Expenses (as a percentage of Assets)	1.75%
Steward Large Cap Growth Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[8]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.03%	[9]
Net Expenses (as a percentage of Assets)	0.75%
Steward Large Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%	[8]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.14%	[9]
Net Expenses (as a percentage of Assets)	0.75%
Steward Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Steward Large Cap Value Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%	[10]
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	0.27%	[11]
Net Expenses (as a percentage of Assets)	1.00%
Steward Large Cap Value Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.51%	[10]
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	0.26%	[11]
Net Expenses (as a percentage of Assets)	1.75%
Steward Large Cap Value Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[10]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.15%	[11]
Net Expenses (as a percentage of Assets)	0.75%
Steward Large Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%	[10]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	0.26%	[11]
Net Expenses (as a percentage of Assets)	0.75%
Steward Select Bond Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%	[12]
Expenses (as a percentage of Assets)	0.96%
Steward Select Bond Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.38%	[12]
Expenses (as a percentage of Assets)	1.70%
Steward Select Bond Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[12]
Expenses (as a percentage of Assets)	0.59%
Steward Select Bond Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%	[12]
Expenses (as a percentage of Assets)	0.70%
Steward Values Enhanced Large Cap Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%	[13]
Expenses (as a percentage of Assets)	0.86%
Steward Values Enhanced Large Cap Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%	[13]
Expenses (as a percentage of Assets)	1.61%
Steward Values Enhanced Large Cap Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[13]
Expenses (as a percentage of Assets)	0.51%
Steward Values Enhanced Large Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%	[13]
Expenses (as a percentage of Assets)	0.61%
Steward Values Enhanced Small-Mid Cap Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%	[14]
Expenses (as a percentage of Assets)	0.83%
Steward Values Enhanced Small-Mid Cap Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.42%	[14]
Expenses (as a percentage of Assets)	1.64%
Steward Values Enhanced Small-Mid Cap Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[14]
Expenses (as a percentage of Assets)	0.53%
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%	[14]
Expenses (as a percentage of Assets)	0.64%

[1]	“Other Expenses” for Class R6 are based on estimated amounts for the current fiscal year.
[2]	Crossmark has contractually agreed through August 31, 2026 to waive fees and reimburse expenses to the extent that total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.25%, 2.00%, 1.00% and 1.00% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at the time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Directors at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[3]	“Other Expenses” for Class C and Class R6 are based on estimated amounts for the current fiscal year.
[4]	“Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets in the Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	“Other Expenses” for Class C are based on estimated amounts for the current fiscal year.
[6]	“Other Expenses” for Class C are based on estimated amounts for the current fiscal year.
[7]	Crossmark has contractually agreed through August 31, 2026 to waive fees and reimburse expenses to the extent that total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.00%, 1.75%, 0.75% and 0.75% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at the time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Directors at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[8]	“Other Expenses” for Class C and Class R6 are based on estimated amounts for the current fiscal year.
[9]	Crossmark has contractually agreed through August 31, 2026 to waive fees and reimburse expenses to the extent that total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.00%, 1.75%, 0.75% and 0.75% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at the time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Directors at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[10]	“Other Expenses” for Class C and Class R6 are based on estimated amounts for the current fiscal year.
[11]	Crossmark has contractually agreed through August 31, 2026 to waive fees and reimburse expenses to the extent that total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.00%, 1.75%, 0.75% and 0.75% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at the time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Directors at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[12]	“Other Expenses” for Class C and Class R6 are based on estimated amounts for the current fiscal year.
[13]	“Other Expenses” for Class C are based on estimated amounts for the current fiscal year.
[14]	“Other Expenses” for Class C are based on estimated amounts for the current fiscal year.